DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Disclosure Of Movements In Deferred Tax Assets And Liabilities
The movements in the deferred tax liabilities and assets during the years ended December 31, 2024 and 2023, are as follows:

Deferred tax liabilities

	Collaboration revenue	License revenue - transitional adjustment	Difference allowance in excess of related depreciation	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2023	—	—	(7,751)	(114)	(7,865)
Deferred tax charged/(credited) to the statement of profit or loss during the year	—	(3,144)	4,563	(6,374)	(4,955)
Deferred tax liabilities at December 31, 2023	—	(3,144)	(3,188)	(6,488)	(12,820)
At January 1, 2024	—	(3,144)	(3,188)	(6,488)	(12,820)
Deferred tax charged/(credited) to the statement of profit or loss during the year	—	1,641	613	592	2,846
Deferred tax liabilities at December 31, 2024	—	(1,503)	(2,575)	(5,896)	(9,974)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2023	—	1,250	3,449	120	3,046	7,865
Deferred tax charged to the statement of profit or loss during the year	1,521	1,551	(1,500)	6,429	(3,046)	4,955
Deferred tax assets at December 31, 2023	1,521	2,801	1,949	6,549	—	12,820
At January 1, 2024	1,521	2,801	1,949	6,549	—	12,820
Deferred tax charged to the statement of profit or loss during the year	(1,521)	486	(1,305)	(506)	—	(2,846)
Deferred tax assets at December 31, 2024	—	3,287	644	6,043	—	9,974

Summary of Items with Respect to, Deferred Tax Assets have not been Recognized
Gross Deferred tax assets have not been recognized in respect of the following items as of the end of the reporting year:

	2024	2023
	US$’000	US$’000
Deductible temporary differences	579,034	440,801
Tax losses and credits	1,136,712	1,241,550
Total	1,715,746	1,682,351